IMPAIRMENT CHARGES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Schedule of impairment charges and inventory provisioning
	Six month period ended
	June 30, 2022	June 30, 2021
	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E	37	1,938
Impairment of goodwill and other intangible assets	-	3,853
Impairment of prepayments	482	277

Total impairment loss	519	6,068